Note 20 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Gross	$ 79,258
Undistributed Earnings of Foreign Subsidiaries	177,448	$ 139,541
Unrecognized Tax Benefits	1,608	3,523	$ 5,467
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,608	3,523
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	11	310
Recovery of Income Tax Interest and Penalties	726	60
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	139	854
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	508
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 0	$ 0
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Effective Income Tax Rate Reconciliation, at Basic Part I Federal Statutory Income Tax Rate, Percent	38.00%	38.00%
Effective Income Tax Rate Reconciliation, Basic Part I Federal Tax Net of Tax Abatement Rate, Percent	15.00%	15.00%
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	4 years
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	7 years
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	3 years
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	5 years
State and Local Jurisdiction [Member] | Several Canadian Provinces [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	11.50%	11.50%
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period (Year)	4 years